Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 70.65%
FHLB	5.63%	3-14-2036	$6,020,000	$6,446,963
FHLMC¤	0.00	7-15-2032	1,825,000	1,189,560
FHLMC	2.50	9-1-2050	1,134,257	920,491
FHLMC	2.50	6-1-2051	12,509,974	10,157,381
FHLMC	2.50	11-1-2051	9,160,506	7,500,046
FHLMC	2.50	12-1-2051	1,950,676	1,579,725
FHLMC	3.00	6-1-2050	436,295	375,006
FHLMC	3.00	7-1-2050	1,297,319	1,115,084
FHLMC	3.00	8-1-2050	3,237,120	2,763,114
FHLMC	3.50	8-1-2045	1,179,174	1,067,594
FHLMC	3.50	11-1-2045	2,084,907	1,885,034
FHLMC	3.50	12-1-2045	1,883,641	1,700,919
FHLMC	4.00	6-1-2037	4,253,454	4,088,264
FHLMC	4.00	11-1-2042	4,842,495	4,474,262
FHLMC	4.00	6-1-2044	1,108,359	1,027,304
FHLMC	4.00	5-1-2049	646,341	599,574
FHLMC	4.00	9-1-2049	244,126	225,414
FHLMC	4.50	3-1-2042	88,030	85,189
FHLMC	4.50	9-1-2044	1,322,207	1,271,322
FHLMC	4.50	9-1-2049	2,570,312	2,442,290
FHLMC	5.00	6-1-2026	24,862	24,672
FHLMC	5.00	8-1-2040	381,716	379,723
FHLMC	5.00	7-1-2052	2,310,462	2,225,929
FHLMC	5.00	9-1-2052	2,464,139	2,374,526
FHLMC	5.50	7-1-2035	1,189,945	1,210,065
FHLMC	5.50	12-1-2038	640,191	650,794
FHLMC	5.50	3-1-2053	1,412,893	1,393,261
FHLMC	6.00	10-1-2032	10,135	10,403
FHLMC	6.00	1-1-2053	2,761,429	2,772,927
FHLMC	6.50	9-1-2028	4,424	4,500
FHLMC	6.50	7-1-2031	1	1
FHLMC	7.00	12-1-2023	5	5
FHLMC	7.00	12-1-2026	111	114
FHLMC	7.00	4-1-2029	479	492
FHLMC	7.00	5-1-2029	2,375	2,441
FHLMC	7.00	4-1-2032	33,514	34,667
FHLMC	7.50	11-1-2031	50,816	50,627
FHLMC	7.50	4-1-2032	76,127	78,013
FHLMC	8.00	6-1-2024	362	362
FHLMC	8.00	8-1-2026	2,648	2,692
FHLMC	8.00	11-1-2026	3,004	3,046
FHLMC	8.00	11-1-2028	796	796
FHLMC	8.50	12-1-2025	734	735
FHLMC	8.50	5-1-2026	179	178
FHLMC	8.50	8-1-2026	1,586	1,583
FHLMC Multifamily Structured Pass-Through Certificates Series K039 Class A2	3.30	7-25-2024	311,193	306,989
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65%	2-25-2028	$4,370,000	$4,168,027
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	140,184
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	5.83	6-25-2030	871,382	865,816
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	2,718,763	2,605,049
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	2,421,872	2,368,324
FHLMC Structured Pass-Through Certificates Series T-15 Class A6 (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2028	12,393	12,358
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.72	9-25-2031	280,074	280,418
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	478,618	520,961
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.31	3-25-2043	207,574	190,923
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,696,982	2,592,408
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.93	7-25-2043	1,166,525	1,071,582
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	618,146	626,060
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.13	10-25-2044	435,030	386,523
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.18	3-25-2036	440,655	403,517
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.29	3-25-2036	708,335	655,201
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	303,102	263,582
FHLMC (1 Year Treasury Constant Maturity+2.13%)±	6.88	1-1-2026	4,562	4,491
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	4.85	10-1-2026	22,303	22,022
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.38	6-1-2032	2,770	2,758
FHLMC (11th District COFI+1.25%)±	4.55	7-1-2032	124,642	120,439
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	3.66	5-1-2026	1,004	991
FHLMC (30 Day Average U.S. SOFR+0.26%)±	5.58	7-1-2031	3,013,000	2,990,034
FHLMC (RFUCCT1Y+1.66%)±	5.57	6-1-2043	664,422	669,633
FHLMC (RFUCCT1Y+1.68%)±	5.30	7-1-2038	435,938	444,556
FHLMC (RFUCCT1Y+1.91%)±	6.16	9-1-2031	29,099	28,868
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	6.04	10-15-2033	173,160	172,969
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2035	310,446	307,359
FHLMC Series 3614 Class QB	4.00	12-15-2024	101,109	99,946
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	5.80	3-15-2041	133,309	131,415
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.79	12-15-2041	111,084	109,055
FHLMC Series 4068 Class FK (30 Day Average U.S. SOFR+0.41%)±	5.74	6-15-2040	31,943	31,870
FHLMC Series 4093 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.79	7-15-2039	85,180	85,026
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	6.62	12-15-2036	116,635	118,477
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	5.69	7-15-2042	182,689	176,857
FHLMC Series 4409 Class MA	3.00	1-15-2054	15,143	14,659
FHLMC Series 4604 Class PA	3.00	1-15-2044	20,601	20,482
See accompanying notes to portfolio of investments
2 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	5.03%	11-15-2042	$1,368,460	$1,358,910
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	2.95	6-15-2049	2,060,081	1,945,409
FNMA	1.38	7-1-2030	3,905,837	3,187,756
FNMA	1.65	6-1-2030	1,360,695	1,128,088
FNMA	1.65	7-1-2030	2,353,909	1,928,297
FNMA	1.66	7-1-2032	3,971,963	3,136,923
FNMA	1.97	5-1-2030	4,285,460	3,629,476
FNMA	2.00	2-1-2052	46,685,464	36,318,579
FNMA	2.32	1-1-2026	3,904,340	3,683,246
FNMA	2.35	2-1-2032	2,227,903	1,864,444
FNMA	2.50	9-1-2050	355,736	290,302
FNMA	2.50	12-1-2050	1,251,737	1,018,058
FNMA	2.50	7-1-2051	1,788,166	1,449,467
FNMA	2.50	10-1-2051	5,898,418	4,789,327
FNMA	2.50	1-1-2052	2,934,015	2,376,669
FNMA	2.51	9-1-2031	5,009,974	4,288,549
FNMA	2.60	12-1-2023	1,807,710	1,800,585
FNMA	2.65	2-1-2032	5,006,814	4,260,951
FNMA	2.75	9-1-2031	879,964	760,016
FNMA	2.86	7-1-2029	961,161	867,287
FNMA	3.00	5-1-2027	192,768	186,203
FNMA	3.00	6-1-2034	1,960,521	1,818,288
FNMA	3.00	4-1-2045	29,228	25,518
FNMA	3.00	11-1-2045	2,569,070	2,239,840
FNMA	3.00	12-1-2045	6,058,159	5,287,476
FNMA	3.00	12-1-2046	227,254	196,864
FNMA	3.00	9-1-2050	3,289,624	2,803,437
FNMA	3.00	4-1-2052	2,388,128	2,030,193
FNMA	3.00	8-1-2050	31,205	26,588
FNMA	3.48	3-1-2029	861,514	807,325
FNMA	3.50	4-1-2034	2,187,776	2,123,783
FNMA	3.50	2-1-2043	15,616	14,280
FNMA	3.50	2-1-2045	348,091	316,359
FNMA	3.50	4-1-2045	1,537,707	1,392,728
FNMA	3.50	8-1-2045	130,056	117,661
FNMA	3.50	12-1-2045	574,161	519,909
FNMA	3.50	2-1-2046	539,620	485,852
FNMA	3.50	5-1-2052	5,580,139	4,898,339
FNMA	3.86	3-1-2029	784,425	748,295
FNMA	4.00	8-1-2037	1,929,376	1,854,445
FNMA	4.00	4-1-2046	4,110,222	3,820,900
FNMA	4.00	3-1-2047	988,264	919,329
FNMA	4.00	9-1-2048	73,182	67,868
FNMA	4.00	10-1-2052	2,928,178	2,659,536
FNMA	4.38	7-1-2032	1,031,000	985,545
FNMA	4.50	1-1-2026	3,021	2,992
FNMA	4.50	10-1-2046	90,015	86,358
FNMA	4.50	9-1-2049	721,951	686,459
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.50%	9-1-2052	$10,811,909	$10,130,552
FNMA	4.50	11-1-2052	2,571,874	2,409,924
FNMA	4.94	10-1-2032	1,581,000	1,559,843
FNMA	5.00	3-1-2034	162,595	162,929
FNMA	5.00	8-1-2040	2,142,153	2,114,259
FNMA	5.00	10-1-2040	198,828	198,093
FNMA	5.00	1-1-2042	169,976	169,191
FNMA	5.00	12-1-2048	231,502	225,281
FNMA	5.05	11-1-2030	1,600,000	1,607,503
FNMA	5.16	10-1-2031	2,760,000	2,795,076
FNMA	5.50	1-1-2025	330	331
FNMA	5.50	9-1-2033	945,947	960,181
FNMA	5.50	8-1-2035	276,647	280,817
FNMA	5.50	1-1-2037	209,380	212,538
FNMA	5.50	4-1-2040	535,019	543,087
FNMA	5.50	2-1-2053	5,434,828	5,360,291
FNMA	5.63	7-15-2037	1,225,000	1,331,679
FNMA	6.00	3-1-2024	716	718
FNMA	6.00	1-1-2028	212,348	212,977
FNMA	6.00	2-1-2035	370,279	371,343
FNMA	6.00	11-1-2037	163,881	169,201
FNMA	6.00	7-1-2038	59,260	61,193
FNMA	6.50	3-1-2028	5,156	5,195
FNMA	6.50	12-1-2029	56,165	57,115
FNMA	6.50	11-1-2031	11,637	11,833
FNMA	6.50	7-1-2036	164,962	172,132
FNMA	7.00	11-1-2026	874	897
FNMA	7.00	1-1-2032	1,077	1,105
FNMA	7.00	2-1-2032	23,860	24,603
FNMA	7.00	10-1-2032	82,369	85,229
FNMA	7.00	2-1-2034	1,272	1,305
FNMA	7.00	4-1-2034	38,744	39,815
FNMA	7.50	9-1-2031	28,608	29,273
FNMA	7.50	2-1-2032	13,059	13,375
FNMA	7.50	10-1-2037	300,613	314,821
FNMA	8.00	6-1-2028	109	109
FNMA	8.00	2-1-2030	13,009	12,987
FNMA	8.00	7-1-2031	193,854	196,123
FNMA	8.50	5-1-2026	6,159	6,154
FNMA	8.50	7-1-2026	2,171	2,165
FNMA	8.50	11-1-2026	11,959	11,923
FNMA	8.50	12-1-2026	34,652	35,131
FNMA	8.50	3-1-2027	244	244
FNMA	9.00	1-1-2025	497	495
FNMA	9.00	3-1-2025	483	481
FNMA	9.00	7-1-2028	210	209
FNMA	9.50	7-1-2028	747	745
FNMA Interest STRIPS Series 265 Class 2	9.00	3-25-2024	134	134
See accompanying notes to portfolio of investments
4 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Principal STRIPS¤	0.00%	8-6-2038	$6,510,000	$3,188,989
FNMA Principal STRIPS¤	0.00	7-15-2037	7,810,000	3,953,004
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.32	11-1-2031	61,457	60,897
FNMA (1 Year Treasury Constant Maturity+2.20%)±	4.63	12-1-2034	135,581	133,607
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.38	12-1-2040	45,801	46,623
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.41	9-1-2035	96,276	97,189
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.34	6-1-2032	59,512	59,375
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.60	12-1-2040	14,398	14,263
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.07	9-1-2031	14,526	14,457
FNMA (1 Year Treasury Constant Maturity+2.42%)±	6.35	10-1-2027	18,385	18,249
FNMA (1 Year Treasury Constant Maturity+2.47%)±	4.59	7-1-2026	402	401
FNMA (11th District COFI+1.25%)±	4.27	9-1-2027	39,823	39,033
FNMA (11th District COFI+1.26%)±	4.41	5-1-2036	124,334	121,700
FNMA (11th District COFI+1.29%)±	4.23	5-1-2036	283,795	273,701
FNMA (RFUCCT1Y+1.61%)±	7.11	5-1-2046	525,619	537,806
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	1,380,636	1,219,844
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	153,162	152,920
FNMA (RFUCCT1Y+1.77%)±	5.35	7-1-2044	64,520	66,119
FNMA (RFUCCT1Y+1.78%)±	6.03	8-1-2036	428,052	438,798
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	329,038	331,828
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	360,539	371,282
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	94,478	98,995
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	5.79	2-25-2032	43,117	43,051
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	135,037	138,690
FNMA Series 2002-T12 Class A5±±	4.81	10-25-2041	442,758	427,055
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	828,431	833,740
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	2,012,836	2,016,855
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	276,636	276,030
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.72	3-25-2033	693,624	681,740
FNMA Series 2003-W1 Class 1A1±±	4.80	12-25-2042	375,324	352,493
FNMA Series 2003-W11 Class A1±±	6.45	6-25-2033	25,698	25,603
FNMA Series 2003-W3 Class 1A4±±	4.22	8-25-2042	1,157,890	1,068,957
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	5.55	4-25-2033	187,994	184,575
FNMA Series 2003-W6 Class 6A±±	4.14	8-25-2042	474,059	451,763
FNMA Series 2003-W6 Class PT4±±	8.25	10-25-2042	654,366	689,468
FNMA Series 2003-W8 Class PT1±±	8.01	12-25-2042	238,419	240,444
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.56	6-25-2033	44,584	42,412
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	163,749	165,021
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	519,201	534,680
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	271,689	279,828
FNMA Series 2005-71 Class DB	4.50	8-25-2025	7,781	7,690
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.84	6-25-2036	386,739	380,034
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	1.91	6-27-2036	43,258	43,122
FNMA Series 2007-W10 Class 2A±±	6.28	8-25-2047	125,414	122,590
FNMA Series 2008-17 Class DP	4.75	2-25-2038	477,368	460,672
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2040	493,781	477,107
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.84%	4-25-2041	$38,828	$38,588
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	5.79	7-25-2041	79,343	78,613
FNMA Series 2013-114 Class LM	4.00	3-25-2042	649,831	601,904
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	5.99	4-25-2044	968,803	934,684
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	287,746	49,278
FNMA Series 2017-M2 Class A2±±	2.92	2-25-2027	6,028,396	5,686,818
FNMA Series 2018-M1 Class A2±±	3.09	12-25-2027	617,768	578,292
FNMA Series 2018-M13 Class A2±±	3.86	9-25-2030	360,299	336,514
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,073,257	4,699,867
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	493	490
GNMA	2.00	3-20-2052	9,749,136	7,864,393
GNMA	2.50	3-20-2052	4,600,067	3,840,759
GNMA	2.50	4-20-2052	10,734,693	8,963,062
GNMA%%	2.50	12-20-2053	1,515,000	1,264,552
GNMA	3.00	11-20-2045	2,741,757	2,415,945
GNMA	3.00	4-20-2051	4,152,792	3,607,825
GNMA	3.00	5-20-2052	2,663,851	2,304,496
GNMA	3.50	12-20-2047	2,455,601	2,222,101
GNMA	3.50	7-20-2051	2,045,747	1,836,957
GNMA	4.00	11-15-2024	82,531	81,698
GNMA	4.00	12-20-2047	1,682,657	1,575,094
GNMA	4.25	6-20-2036	178,224	167,681
GNMA	4.50	8-20-2049	373,653	356,227
GNMA	4.50	7-20-2052	2,512,574	2,378,965
GNMA	4.50	9-20-2052	1,085,638	1,027,450
GNMA	4.50	3-20-2053	2,904,913	2,748,616
GNMA	5.00	7-20-2040	374,733	376,303
GNMA	5.00	9-20-2052	1,996,737	1,942,813
GNMA	5.00	6-20-2053	2,868,781	2,786,874
GNMA	5.50	4-20-2053	2,839,017	2,819,193
GNMA	6.00	8-20-2034	22,014	21,803
GNMA%%	6.00	12-1-2053	8,865,000	8,928,516
GNMA	6.50	12-15-2025	2,162	2,198
GNMA	6.50	5-15-2029	169	171
GNMA	6.50	5-15-2031	506	521
GNMA	6.50	9-20-2033	19,635	20,078
GNMA%%	6.50	12-20-2053	1,250,000	1,271,143
GNMA	7.00	5-15-2026	369	368
GNMA	7.00	3-15-2028	2,816	2,805
GNMA	7.00	4-15-2031	416	413
GNMA	7.00	8-15-2031	13,702	13,696
GNMA	7.00	3-15-2032	10,451	10,427
GNMA	8.00	2-15-2024	8	8
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	532,381	1
GNMA Series 2006-32 Class XMƒ±±	0.13	11-16-2045	2,121,745	7
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	4,034,799	49,316
See accompanying notes to portfolio of investments
6 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2010-158 Class EIƒ	4.00%	12-16-2025	$646,613	$14,190
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,733	16,145
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	5.84	1-20-2068	2,360,559	2,345,868
GNMA Series 2019-H06 Class HIƒ±±	1.82	4-20-2069	2,431,014	60,893
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	16,245,000	12,124,562
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	9,185,000	6,738,583
TVA	4.25	9-15-2052	3,110,000	2,621,461
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,121,254
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,359,894
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	273,618
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,074,983
Vendee Mortgage Trust Series 1995-1 Class 4±±	7.74	2-15-2025	11,735	11,792
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	26,699	27,155
Total agency securities (Cost $397,066,409)				362,132,852
Asset-backed securities: 0.65%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,233,781	1,097,894
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	6.44	2-27-2068	2,244,435	2,216,586
Total asset-backed securities (Cost $3,476,453)				3,314,480
Corporate bonds and notes: 3.90%
Consumer, non-cyclical: 0.47%
Commercial services: 0.47%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,430,218
Financial: 2.94%
Diversified financial services: 2.21%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-15-2050	2,000,000	1,926,944
Private Export Funding Corp.144A	0.55	7-30-2024	9,715,000	9,416,565
				11,343,509
REITS: 0.73%
American Tower Trust #1144A	3.65	3-15-2048	4,000,000	3,712,261
Government securities: 0.49%
Multi-national: 0.49%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,054,222
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	432,855
				2,487,077
Total corporate bonds and notes (Cost $22,499,796)				19,973,065
Non-agency mortgage-backed securities: 5.32%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	493,607	453,546
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	1,042,982	956,111
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	202,567	191,484
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	1,507,435	1,427,706
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2019-OC11 Class A144A	3.20%	12-9-2041	$3,030,000	$2,592,799
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,137,748
COMM Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,338,653	2,322,966
GS Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	3,398,222	3,339,313
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,781,000
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	2,158,379	2,005,473
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	343,092	318,830
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,675,066	2,922,839
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.66	11-25-2060	1,193,667	1,173,028
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,321,748
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	383,586	338,727
Total non-agency mortgage-backed securities (Cost $30,034,522)				27,283,318
U.S. Treasury securities: 12.11%
U.S. Treasury Bonds	2.00	11-15-2041	2,550,000	1,708,400
U.S. Treasury Bonds	3.13	5-15-2048	3,780,000	2,916,801
U.S. Treasury Bonds	3.75	11-15-2043	2,040,000	1,780,697
U.S. Treasury Bonds	4.13	8-15-2053	4,930,000	4,610,320
U.S. Treasury Bonds	4.38	8-15-2043	6,795,000	6,494,534
U.S. Treasury Notes	2.75	4-30-2027	12,595,000	11,934,254
U.S. Treasury Notes	3.38	5-15-2033	2,620,000	2,421,044
U.S. Treasury Notes	3.88	1-15-2026	19,745,000	19,438,027
U.S. Treasury Notes	4.00	7-31-2030	335,000	327,790
U.S. Treasury Notes	4.50	11-15-2033	3,170,000	3,209,130
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	3,965,110
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,264,831
Total U.S. Treasury securities (Cost $67,974,279)				62,070,938
Yankee government bonds: 3.08%
Israel: 3.08%
Israel	5.50	12-4-2023	15,790,000	15,790,000
Total yankee government bonds (Cost $15,796,683)				15,790,000

	Yield	Shares
Short-term investments: 6.28%
Investment companies: 4.14%
Allspring Government Money Market Fund Select Class♠∞##	5.29	21,183,271	21,183,271
See accompanying notes to portfolio of investments
8 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2023 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 2.14%
U.S. Treasury Bills☼		5.30%	12-14-2023	$11,000,000	$10,979,139
Total short-term investments (Cost $32,162,258)					32,162,410
Total investments in securities (Cost $569,010,400)	101.99%				522,727,063
Other assets and liabilities, net	(1.99)				(10,200,299)
Total net assets	100.00%				$512,526,764

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,023,931	$71,943,924	$(74,784,584)	$0	$0	$21,183,271	21,183,271	$287,554
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	8	3-19-2024	$971,452	$984,000	$12,548	$0
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
2-Year U.S. Treasury Notes	533	3-28-2024	$108,583,281	$108,977,680	$394,399	$0
5-Year U.S. Treasury Notes	694	3-28-2024	73,729,829	74,154,984	425,155	0
Short
Ultra 10-Year U.S. Treasury Notes	(18)	3-19-2024	(2,043,250)	(2,043,281)	0	(31)
					$832,102	$(31)
See accompanying notes to portfolio of investments
10 | Allspring Government Securities Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Government Securities Fund | 11

Notes to portfolio of investments—November 30, 2023 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$362,132,852	$0	$362,132,852
Asset-backed securities	0	3,314,480	0	3,314,480
Corporate bonds and notes	0	19,973,065	0	19,973,065
Non-agency mortgage-backed securities	0	27,283,318	0	27,283,318
U.S. Treasury securities	54,840,997	7,229,941	0	62,070,938
Yankee government bonds	0	15,790,000	0	15,790,000
Short-term investments
Investment companies	21,183,271	0	0	21,183,271
U.S. Treasury securities	10,979,139	0	0	10,979,139
	87,003,407	435,723,656	0	522,727,063
Futures contracts	832,102	0	0	832,102
Total assets	$87,835,509	$435,723,656	$0	$523,559,165
Liabilities
Futures contracts	$31	$0	$0	$31
Total liabilities	$31	$0	$0	$31
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2023, $2,666,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Government Securities Fund